Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000012360
Account Value [Line Items]
Line Graph and Table Measure Name	Commonwealth Australia/New Zealand Fund
Account Value	$ 10,000	$ 11,888	$ 10,786	$ 12,092	$ 17,119	$ 12,947	$ 12,486	$ 11,730	$ 11,915	$ 11,008	$ 8,985
C000105717
Account Value [Line Items]
Line Graph and Table Measure Name	Africa Fund
Account Value	$ 10,000	10,240	7,495	7,840	9,073	6,372	8,097	8,126	9,162	8,342	8,484
C000012361
Account Value [Line Items]
Line Graph and Table Measure Name	Commonwealth Japan Fund
Account Value	$ 10,000	12,964	11,686	10,354	14,459	13,213	13,508	12,000	12,525	11,082	10,820
C000012362
Account Value [Line Items]
Line Graph and Table Measure Name	Commonwealth Global Fund
Account Value	$ 10,000	14,255	11,624	11,452	14,345	11,004	10,759	10,001	10,395	9,071	9,058
C000012363
Account Value [Line Items]
Line Graph and Table Measure Name	Commonwealth Real Estate Securities Fund
Account Value	$ 10,000	18,054	13,049	12,843	16,279	11,504	12,987	10,898	11,802	10,196	10,188
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 10,000	15,973	12,847	11,463	15,228	11,745	12,060	10,838	11,812	9,554	9,532
MSCI EM (EMERGING MARKETS) Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 10,000	14,012	11,181	10,091	14,631	12,509	11,556	10,331	11,809	9,339	8,547
Tokyo Stock Price Index
Account Value [Line Items]
Line Graph and Table Measure Name	Tokyo Stock Price Index
Account Value	$ 10,000	18,711	15,347	13,062	17,190	14,478	14,443	13,280	13,896	11,626	11,058
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Account Value	$ 10,000	23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997
MSCI US REIT Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Account Value	$ 10,000	18,656	13,671	14,530	17,889	11,793	14,929	12,075	11,875	11,250	10,532
Australian All Ordinaries Index
Account Value [Line Items]
Line Graph and Table Measure Name	Australian All Ordinaries Index
Account Value	$ 10,000	19,435	14,798	14,315	17,170	12,303	12,790	10,859	11,253	9,544	8,290
NZX 50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	NZX 50 Index
Account Value	$ 9,998	17,964	14,921	15,721	22,345	19,029	16,475	13,598	13,286	11,867	9,675
Dow Jones Africa Titans 50 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Africa Titans 50 Index
Account Value	$ 10,000	$ 9,547	$ 7,561	$ 7,416	$ 9,685	$ 8,098	$ 8,764	$ 7,982	$ 8,833	$ 8,020	$ 7,510